AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 80.2%
United States – 80.2%
U.S. Treasury Inflation Index
0.125%, 01/15/2023-07/15/2031 (TIPS)	U.S.$	338,759	$364,046,429
0.125%, 10/15/2024 (TIPS)(a) (b)		7,169	7,560,350
0.25%, 01/15/2025 (TIPS)(b)		30,973	32,772,849
0.25%, 07/15/2029 (TIPS)		34,130	37,228,686
0.375%, 07/15/2023 (TIPS)(a) (b)		38,851	40,556,560
0.375%, 01/15/2027-07/15/2027 (TIPS)		159,151	172,105,278
0.50%, 01/15/2028 (TIPS)		31,901	34,846,652
0.625%, 01/15/2024 (TIPS)		54,822	57,760,158
0.625%, 01/15/2026 (TIPS)(b)		117,044	126,334,006
0.75%, 07/15/2028 (TIPS)		45,868	51,242,673
0.875%, 01/15/2029 (TIPS)		27,410	30,935,006
2.50%, 01/15/2029 (TIPS)		11,954	14,897,288

Total Inflation-Linked Securities (cost $957,846,138)			970,285,935

CORPORATES - INVESTMENT GRADE – 9.8%
Industrial – 5.4%
Basic – 0.4%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	203,125
GUSAP III LP 4.25%, 01/21/2030(c)		1,000	1,033,325
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		270	276,632
Suzano Austria GmbH
2.50%, 09/15/2028		2,204	2,085,535
3.75%, 01/15/2031		222	216,353
Yamana Gold, Inc. 2.63%, 08/15/2031		1,457	1,387,734

			5,202,704

Capital Goods – 0.1%
Flowserve Corp. 2.80%, 01/15/2032		545	511,847
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	184,808

			696,655

Communications - Media – 0.5%
Discovery Communications LLC
4.65%, 05/15/2050		58	62,875
5.20%, 09/20/2047		188	216,693
5.30%, 05/15/2049		83	97,260
Prosus NV
3.257%, 01/19/2027(c)		593	589,146
3.68%, 01/21/2030(c)		428	417,380
4.027%, 08/03/2050(c)		487	422,482
Tencent Holdings Ltd.
1.81%, 01/26/2026(c)		874	858,323

	Principal Amount (000)		U.S. $ Value

2.39%, 06/03/2030(c)	U.S.$	610	$580,186
3.24%, 06/03/2050(c)		655	579,593
Time Warner Cable LLC 4.50%, 09/15/2042		235	238,422
Weibo Corp. 3.375%, 07/08/2030		2,114	2,022,104

			6,084,464

Communications - Telecommunications – 0.3%
AT&T, Inc.
3.50%, 09/15/2053		101	95,930
3.65%, 09/15/2059		827	782,383
4.30%, 12/15/2042		716	767,681
5.15%, 03/15/2042		269	321,625
T-Mobile USA, Inc.
2.625%, 02/15/2029		203	190,887
2.875%, 02/15/2031		559	525,477
3.375%, 04/15/2029(c)		119	116,365
3.40%, 10/15/2052(c)		1,278	1,173,651

			3,973,999

Consumer Cyclical - Automotive – 0.3%
General Motors Co.
6.125%, 10/01/2025		194	218,725
6.80%, 10/01/2027		272	326,569
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		1,732	1,781,120
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		1,378	1,454,024

			3,780,438

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,419	1,408,925
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	101,845
MDC Holdings, Inc. 6.00%, 01/15/2043		731	855,168

			2,365,938

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		1,525	1,621,060
InRetail Consumer 3.25%, 03/22/2028(c)		552	534,163
Ross Stores, Inc. 4.70%, 04/15/2027		1,083	1,197,614

			3,352,837

Consumer Non-Cyclical – 0.9%
Altria Group, Inc.
3.40%, 05/06/2030		950	955,254
4.80%, 02/14/2029		226	248,507

	Principal Amount (000)		U.S. $ Value

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	U.S.$	1,695	$1,947,843
BAT Capital Corp.
2.259%, 03/25/2028		1,727	1,639,925
2.726%, 03/25/2031		671	629,942
4.70%, 04/02/2027		605	651,773
Baxalta, Inc. 3.60%, 06/23/2022		209	210,450
Cencosud SA 5.15%, 02/12/2025(c)		1,134	1,208,277
Cigna Corp. 4.375%, 10/15/2028		501	551,220
CVS Health Corp. 4.30%, 03/25/2028		49	53,450
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		350	336,109
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,118,838
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,151	1,204,521

			10,756,109

Energy – 1.2%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,962	1,760,365
Cenovus Energy, Inc.
4.25%, 04/15/2027		33	35,312
4.40%, 04/15/2029		1,830	1,981,744
Continental Resources, Inc./OK
2.875%, 04/01/2032(c)		1,496	1,407,691
5.75%, 01/15/2031(c)		1,113	1,268,965
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,351	1,987,821
Energy Transfer LP 6.25%, 04/15/2049		843	1,034,176
Eni SpA 4.25%, 05/09/2029(c)		954	1,037,036
Marathon Petroleum Corp.
5.125%, 12/15/2026		289	323,576
6.50%, 03/01/2041		282	369,871
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	439,659
ONEOK Partners LP 6.125%, 02/01/2041		105	126,903
ONEOK, Inc. 6.35%, 01/15/2031		166	201,730
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	292,689
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		1,455	1,897,378

			14,164,916

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)	U.S.$	600	$628,987
CITIC Ltd. 2.85%, 02/25/2030(c)		550	546,494

			1,175,481

Services – 0.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,508	1,413,720
Expedia Group, Inc. 4.625%, 08/01/2027		486	529,837
6.25%, 05/01/2025(c)		34	37,905
IHS Markit Ltd. 4.25%, 05/01/2029		295	328,167
4.75%, 08/01/2028		59	66,494

			2,376,123

Technology – 0.8%
Baidu, Inc. 1.625%, 02/23/2027		474	451,812
3.425%, 04/07/2030		201	206,306
Broadcom, Inc. 3.137%, 11/15/2035(c)		188	178,506
3.187%, 11/15/2036(c)		557	528,582
4.11%, 09/15/2028		652	695,821
4.15%, 11/15/2030		1,101	1,171,354
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		974	1,105,344
Infor, Inc. 1.75%, 07/15/2025(c)		450	437,675
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)		1,428	1,365,682
Micron Technology, Inc. 4.185%, 02/15/2027		805	862,155
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(c)		711	827,337
SK Hynix, Inc. 2.375%, 01/19/2031(c)		382	353,923
VeriSign, Inc. 2.70%, 06/15/2031		250	240,875
Western Digital Corp. 3.10%, 02/01/2032		956	914,491

			9,339,863

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		528	547,639
4.75%, 10/20/2028(c)		614	655,629

			1,203,268

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		232	241,737

	Principal Amount (000)		U.S. $ Value

5.875%, 07/05/2034(c)	U.S.$	296	$332,307

			574,044

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)		303	298,985

			65,345,824

Financial Institutions – 4.2%
Banking – 2.7%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		200	214,276
Banco de Credito del Peru 3.125%, 07/01/2030(c)		958	937,523
Bank of America Corp. 2.299%, 07/21/2032		1,775	1,680,712
2.687%, 04/22/2032		636	622,549
Series DD 6.30%, 03/10/2026(d)		295	326,288
Series Z 6.50%, 10/23/2024(d)		458	492,519
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		273	288,291
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		137	182,076
BNP Paribas SA 2.591%, 01/20/2028(c)		593	588,576
2.871%, 04/19/2032(c)		1,145	1,114,142
Citigroup, Inc. 3.98%, 03/20/2030		402	429,879
4.075%, 04/23/2029		592	635,364
5.95%, 01/30/2023(d)		257	264,049
Series W 4.00%, 12/10/2025(d)		504	499,862
Series Y 4.15%, 11/15/2026(d)		480	468,773
Credit Suisse Group AG 3.091%, 05/14/2032(c)		1,522	1,478,227
4.194%, 04/01/2031(c)		614	652,835
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		296	289,304
3.961%, 11/26/2025		405	421,305
Discover Bank 4.682%, 08/09/2028		327	338,605
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		334	346,408
First-Citizens Bank & Trust Co. 5.25%, 03/07/2025		579	632,366
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		631	597,513
2.615%, 04/22/2032		1,364	1,321,580
3.102%, 02/24/2033		906	911,046

	Principal Amount (000)		U.S. $ Value

Series V 4.125%, 11/10/2026(d)	U.S.$	775	$757,485
HSBC Holdings PLC 4.292%, 09/12/2026		377	399,650
4.583%, 06/19/2029		1,663	1,813,585
ING Groep NV 2.727%, 04/01/2032		1,217	1,190,177
JPMorgan Chase & Co. 2.58%, 04/22/2032		1,364	1,326,954
Series I 3.769% (LIBOR 3 Month + 3.47%), 04/30/2022(d) (e)		528	529,473
Series V 3.534% (LIBOR 3 Month + 3.32%), 04/01/2022(d) (e)		258	257,933
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(d) (e)		432	432,000
Morgan Stanley 2.943%, 01/21/2033		617	618,117
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		600	596,454
Santander Holdings USA, Inc. 2.49%, 01/06/2028		497	489,938
4.40%, 07/13/2027		424	451,806
Societe Generale SA 2.797%, 01/19/2028(c)		1,764	1,744,984
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	385,048
6.00%, 07/26/2025(c) (d)		1,267	1,327,867
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,060	1,149,708
UBS AG/Stamford CT 7.625%, 08/17/2022		465	480,117
UniCredit SpA 1.982%, 06/03/2027(c)		211	201,003
2.569%, 09/22/2026(c)		746	731,677
3.127%, 06/03/2032(c)		368	347,694
US Bancorp Series J 5.30%, 04/15/2027(d)		427	453,081
Wells Fargo & Co. 2.188%, 04/30/2026		589	589,318
Series BB 3.90%, 03/15/2026(d)		418	413,933

			32,422,070

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)	U.S.$	554	$592,918
Series I 4.00%, 06/01/2026(d)		1,366	1,351,780

			1,944,698

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,570	1,531,943
6.50%, 07/15/2025		209	234,502
Air Lease Corp. 2.10%, 09/01/2028		376	353,316
2.875%, 01/15/2026		111	111,794
3.625%, 04/01/2027		51	52,540
Aircastle Ltd. 2.85%, 01/26/2028(c)		1,329	1,300,493
4.125%, 05/01/2024		232	239,858
4.25%, 06/15/2026		83	87,167
5.25%, 08/11/2025(c)		585	630,355
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(c)		1,097	1,052,018
3.50%, 11/01/2027(c)		211	211,327
4.125%, 08/01/2025(c)		7	7,278
4.375%, 01/30/2024(c)		194	201,176
4.875%, 10/01/2025(c)		246	261,555
5.50%, 12/15/2024(c)		550	592,630
CDBL Funding 1 3.50%, 10/24/2027(c)		940	958,593
Synchrony Financial 2.875%, 10/28/2031		791	755,381
4.50%, 07/23/2025		1,092	1,159,562

			9,741,488

Insurance – 0.3%
Alleghany Corp. 3.625%, 05/15/2030		1,257	1,324,941
Centene Corp. 2.625%, 08/01/2031		563	527,475
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	221,004
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		125	210,535
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,000	1,098,730
Voya Financial, Inc. 5.65%, 05/15/2053		335	343,656

			3,726,341

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		233	247,194

	Principal Amount (000)		U.S. $ Value

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	1,373	$1,326,057
Vornado Realty LP 3.40%, 06/01/2031		718	714,970

			2,041,027

			50,122,818

Utility – 0.2%
Electric – 0.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		358	357,060
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		661	535,121
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	1,140,495
Engie Energia Chile SA 3.40%, 01/28/2030(c)		751	733,427

			2,766,103

Total Corporates - Investment Grade (cost $119,751,854)			118,234,745

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.6%
Non-Agency Fixed Rate CMBS – 2.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		520	469,549
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		730	757,070
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		885	898,883
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B 3.732%, 04/10/2046		915	932,664
Series 2013-GC11, Class D 4.418%, 04/10/2046(c)		191	193,300
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,382	1,422,212
Series 2015-GC35, Class A4 3.818%, 11/10/2048		450	475,809
Series 2016-C1, Class A4 3.209%, 05/10/2049		775	803,856
Series 2016-GC36, Class A5 3.616%, 02/10/2049		565	594,204
Series 2017-P8, Class AS 3.789%, 09/15/2050		526	558,802
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		66	66,309

	Principal Amount (000)		U.S. $ Value

Series 2015-CR24, Class A5 3.696%, 08/10/2048	U.S.$	590	$619,665
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,155	1,218,394
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,220	1,265,208
Series 2015-PC1, Class A5 3.902%, 07/10/2050		745	783,557
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4 3.504%, 06/15/2057		475	493,921
Series 2015-C3, Class A4 3.718%, 08/15/2048		395	414,275
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,853	1,952,565
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.158%, 08/10/2044(c)		19	9,029
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		85	85,224
Series 2014-GC18, Class D 4.975%, 01/10/2047(c)		154	68,381
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,072	1,115,799
Series 2015-GC28, Class A5 3.396%, 02/10/2048		1,300	1,347,427
GSF
Series 2021-1, Class A1 1.433%, 08/15/2026(f) (g)		331	326,772
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (g)		669	678,732
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (g)		40	40,077
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		1,070	1,076,440
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5 3.775%, 08/15/2047		1,220	1,269,441
Series 2014-C21, Class B 4.341%, 08/15/2047		314	323,248
Series 2014-C22, Class XA 0.822%, 09/15/2047(h)		18,802	322,607
Series 2015-C30, Class A5 3.822%, 07/15/2048		585	617,589
Series 2015-C31, Class A3 3.801%, 08/15/2048		986	1,032,309
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,150	1,216,691
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.733%, 08/15/2046(c)		14	13,526
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	35,110

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.047%, 10/15/2048(h)	U.S.$	9,889	$291,236
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		870	917,578
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,200	1,321,353
Series 2018-C8, Class A4 3.983%, 02/15/2051		990	1,073,579
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,800	1,953,584
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,309	2,321,751
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5 3.451%, 02/15/2048		1,160	1,205,289
Series 2016-LC25, Class C 4.341%, 12/15/2059		330	338,107
Series 2016-NXS6, Class A4 2.918%, 11/15/2049		900	925,646
Series 2016-NXS6, Class C 4.392%, 11/15/2049		525	541,719
Series 2018-C48, Class A5 4.302%, 01/15/2052		145	160,542

			34,549,029

Non-Agency Floating Rate CMBS – 1.7%
AREIT CRE Trust Series 2022-CRE6, Class A 1.35% (SOFR + 1.25%), 11/17/2024(c) (e)		4,005	4,004,500
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.106% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		659	659,298
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.107% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,755	1,749,745
BBCMS Mortgage Trust Series 2020-BID, Class A 2.246% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,383	1,385,636
BCP Trust Series 2021-330N, Class A 0.905% (LIBOR 1 Month + 0.80%), 06/15/2038(c) (e)		288	285,229

	Principal Amount (000)		U.S. $ Value

BFLD Trust Series 2021-FPM, Class A 1.707% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)	U.S.$	2,276	$2,273,262
BHMS Series 2018-ATLS, Class A 1.356% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,001	999,759
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.926% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		1,000	998,947
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.106% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		766	765,128
Series 2019-IMC, Class D 2.006% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		185	183,633
Series 2019-IMC, Class E 2.256% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		895	885,164
BX Trust Series 2018-EXCL, Class A 1.194% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,026	1,019,379
CLNY Trust Series 2019-IKPR, Class D 2.131% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,000	994,380
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.133% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,042	1,040,865
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.306% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		1,368	1,366,000
Series 2019-SMP, Class A 1.256% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)		1,125	1,124,318
Invitation Homes Trust Series 2018-SFR2, Class C 1.386% (LIBOR 1 Month + 1.28%), 06/17/2037(c) (e)		374	373,878
Series 2018-SFR3, Class C 1.406% (LIBOR 1 Month + 1.30%), 07/17/2037(c) (e)		178	177,542
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.056% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (g)		147	135,522

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.606% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)	U.S.$	461	$461,058

			20,883,243

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(c) (e)		183	179,562

Total Commercial Mortgage-Backed Securities (cost $55,124,639)			55,611,834

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 3.4%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.958% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		412	412,020
Series 2019-1A, Class M1B 1.858% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		656	657,656
Series 2019-2A, Class M1C 2.108% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		707	707,123
Series 2019-3A, Class M1B 1.708% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		498	499,129
Series 2019-3A, Class M1C 2.058% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	482,287
Series 2019-4A, Class M1B 2.108% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		825	825,337
Series 2020-3A, Class M1B 2.958% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		178	179,056
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(c) (e)		728	746,629
Series 2021-2A, Class M1B 1.55% (SOFR + 1.50%), 06/25/2031(c) (e)		1,425	1,423,889
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(c) (e)		1,699	1,688,953
BMIR Series 2022-1, Class M1B 2.15% (SOFR + 2.15%), 01/26/2032(c) (e)		1,255	1,257,086

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.508% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)	U.S.$	116	$116,230
Series 2019-R02, Class 1M2 2.408% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		67	67,524
Series 2019-R03, Class 1M2 2.258% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		34	34,492
Series 2019-R04, Class 2M2 2.208% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (e)		33	33,132
Series 2019-R05, Class 1M2 2.108% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (e)		19	19,212
Series 2019-R06, Class 2M2 2.208% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		100	99,623
Series 2019-R07, Class 1M2 2.208% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		255	255,219
Series 2020-R01, Class 1M2 2.158% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		580	582,057
Series 2020-R02, Class 2M2 2.108% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		319	320,711
Series 2021-R01, Class 1M2 1.60% (SOFR + 1.55%), 10/25/2041(c) (e)		1,447	1,449,793
Series 2021-R03, Class 1M2 1.70% (SOFR + 1.65%), 12/25/2041(c) (e)		864	864,219
Series 2022-R01, Class 1M2 1.95% (SOFR + 1.90%),12/25/2041(c) (e)		2,899	2,904,039
Eagle Re Ltd. Series 2020-1, Class M1A 1.008% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,100	1,092,672
Series 2021-2, Class M1B 2.10% (SOFR + 2.05%),04/25/2034(c) (e)		675	677,090
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.908% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		141	145,121
Series 2017-DNA3, Class M2 2.608% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		853	865,994

	Principal Amount (000)		U.S. $ Value

Series 2017-HQA2, Class M2B 2.758% (LIBOR 1 Month + 2.65%), 12/25/2029(e)	U.S.$	840	$861,180
Series 2019-DNA3, Class M2 2.158% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		66	66,858
Series 2019-DNA4, Class M2 2.058% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		202	202,150
Series 2019-FTR2, Class M2 2.258% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)		515	516,042
Series 2019-HQA3, Class M2 1.958% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		454	455,844
Series 2020-DNA1, Class M2 1.808% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		347	348,754
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(c) (e)		629	635,533
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(c) (e)		589	590,319
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(c) (e)		2,561	2,545,355
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(c) (e)		2,635	2,632,945
Series 2021-HQA4, Class M2 2.40% (SOFR + 2.35%), 12/25/2041(c) (e)		1,765	1,761,234
Series 2022-DNA1, Class M1B 1.90% (SOFR + 1.85%), 01/25/2042(c) (e)		1,542	1,542,886
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.008% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		146	152,026
Series 2015-C02, Class 1M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		142	144,396
Series 2015-C02, Class 2M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		5	5,148
Series 2015-C03, Class 1M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		135	139,332
Series 2015-C03, Class 2M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		13	12,713

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 1M2 5.808% (LIBOR 1 Month + 5.70%), 04/25/2028(e)	U.S.$	513	$540,480
Series 2016-C05, Class 2M2 4.558% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		547	566,707
Series 2016-C06, Class 1M2 4.358% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		220	227,378
Series 2016-C07, Class 2M2 4.458% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		814	843,618
Series 2017-C03, Class 1M2 3.108% (LIBOR 1 Month + 3.00%), 10/25/2029(e)		457	468,006
Series 2021-R02, Class 2M2 2.05% (SOFR + 2.00%), 11/25/2041(c) (e)		1,221	1,213,765
Home Re Ltd. Series 2020-1, Class M1B 3.358% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)		441	441,955
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.108% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		127	126,662
Series 2019-2R, Class A 2.858% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		654	649,203
Series 2019-3R, Class A 2.808% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		66	65,917
Series 2020-1R, Class A 2.458% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (g)		236	236,054
Radnor Re Ltd. Series 2019-1, Class M1B 2.058% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	589,091
Series 2019-2, Class M1B 1.858% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		548	547,671
Series 2020-1, Class M1A 1.058% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		391	389,959
STACR Trust Series 2018-DNA3, Class M2 2.208% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (e)		426	431,207
Triangle Re Ltd. Series 2020-1, Class M1B 4.008% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		640	640,724

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class M1B 3.108% (LIBOR 1 Month + 3.00%), 08/25/2033(c) (e)	U.S.$	325	$325,448
Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(c) (e)		1,084	1,083,149

			40,406,002

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 6.494% (6.60% - LIBOR 1 Month), 11/15/2041(e) (i)		2,292	416,062
Series 4693, Class SL 6.044% (6.15% - LIBOR 1 Month), 06/15/2047(e) (i)		1,375	248,507
Series 4954, Class SL 5.942% (6.05% - LIBOR 1 Month), 02/25/2050(e) (i)		1,859	317,370
Series 4981, Class HS 5.992% (6.10% - LIBOR 1 Month), 06/25/2050(e) (i)		3,726	547,823
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.432% (6.54% - LIBOR 1 Month), 12/25/2041(e) (i)		698	125,313
Series 2014-17, Class SA 5.942% (6.05% - LIBOR 1 Month), 04/25/2044(e) (i)		1,875	385,030
Series 2014-78, Class SE 5.992% (6.10% - LIBOR 1 Month), 12/25/2044(e) (i)		1,028	189,796
Series 2016-77, Class DS 5.892% (6.00% - LIBOR 1 Month), 10/25/2046(e) (i)		1,075	180,114
Series 2017-62, Class AS 6.042% (6.15% - LIBOR 1 Month), 08/25/2047(e) (i)		1,238	212,105
Series 2017-81, Class SA 6.092% (6.20% - LIBOR 1 Month), 10/25/2047(e) (i)		1,505	270,825
Series 2017-97, Class LS 6.092% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,667	314,948
Government National Mortgage Association Series 2017-122, Class SA 6.096% (6.20% - LIBOR 1 Month), 08/20/2047(e) (i)		925	143,252
Series 2017-134, Class MS 6.096% (6.20% - LIBOR 1 Month), 09/20/2047(e) (i)		1,007	166,930

			3,518,075

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(h)	U.S.$	2,408	$395,171
Series 5049, Class CI 3.50%, 12/25/2050(h)		2,601	369,172
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050 (h)		5,127	777,382

			1,541,725

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.208% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		193	195,955

Total Collateralized Mortgage Obligations (cost $45,617,969)			45,661,757

ASSET-BACKED SECURITIES – 3.3%
Other ABS - Fixed Rate – 1.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		1,461	1,437,438
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)		711	711,239
Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		486	482,568
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		753	745,730
Atalaya Equipment Leasing Trust Series 2021-1A, Class A1 0.326%, 11/15/2022(c)		744	744,087
Series 2021-1A, Class B 2.08%, 02/15/2027(c)		482	478,328
BHG Securitization Trust Series 2022-A, Class D 3.63%, 02/20/2035(c)		1,350	1,349,264
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		464	456,103
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		603	591,640
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(c)		2,756	2,752,613
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		197	193,481
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		2,152	2,084,924

	Principal Amount (000)		U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)	U.S.$	775	$766,897
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		546	536,044
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		501	543,356
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		331	340,143
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		1,182	1,160,826
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		523	518,260
Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,665	1,658,272
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c)		758	726,223
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		793	782,248
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		206	206,361
Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,090	1,067,459

			20,333,504

Autos - Fixed Rate – 1.4%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,760	1,813,867
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,489,899
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		777	763,383
Series 2021-N4, Class D 2.30%, 09/11/2028		916	906,854
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,184,913
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,080	1,056,740
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,765	1,757,928
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		734	725,936

	Principal Amount (000)		U.S. $ Value

First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 03/17/2025(c)	U.S.$	290	$289,856
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		59	59,036
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,000	974,591
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(c)		1,660	1,654,349
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		1,685	1,674,509
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(c)		1,508	1,485,529
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(c)		1,284	1,278,485

			17,115,875

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)		729	731,243
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		352	345,630
World Financial Network Credit Card Master Trust Series 2019-B, Class M 3.04%, 04/15/2026		1,070	1,079,420

			2,156,293

Total Asset-Backed Securities (cost $39,870,975)			39,605,672

CORPORATES - NON-INVESTMENT GRADE – 2.1%
Industrial – 1.6%
Basic – 0.2%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)		844	782,894
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	506	544,323
Ingevity Corp. 3.875%, 11/01/2028(c)	U.S.$	683	645,900

			1,973,117

Capital Goods – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(c)		942	894,730

	Principal Amount (000)		U.S. $ Value

TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	401	$454,648
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	512	529,475

			1,878,853

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(c)	EUR	642	658,073
Cable One, Inc. 4.00%, 11/15/2030(c)	U.S.$	499	471,141
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)		472	451,429
4.75%, 02/01/2032(c)		2,261	2,223,829
DISH DBS Corp. 5.75%, 12/01/2028(c)		1,067	1,021,033
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	561	589,428

			5,414,933

Communications - Telecommunications – 0.2%
Altice France SA/France 3.375%, 01/15/2028(c)		307	321,895
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		642	708,633
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)	U.S.$	970	888,462

			1,918,990

Consumer Cyclical - Automotive – 0.1%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(c)	EUR	642	729,153
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)		191	218,248
ZF Finance GmbH 3.75%, 09/21/2028(c)		600	702,044

			1,649,445

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)	U.S.$	1,235	1,175,843
Mattel, Inc. 3.75%, 04/01/2029(c)		367	366,993
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(c)		422	467,534

			2,010,370

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)		1,046	991,734

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
Levi Strauss & Co. 3.50%, 03/01/2031(c)	U.S.$	623	$601,986

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		664	627,620
IQVIA, Inc. 2.25%, 03/15/2029(c)	EUR	550	595,913
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)		550	600,133

			1,823,666

Energy – 0.0%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)	U.S.$	388	378,191

Technology – 0.1%
Playtech PLC 4.25%, 03/07/2026(c)	EUR	550	625,399

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(c)		400	451,191

			19,717,875

Financial Institutions – 0.4%
Banking – 0.3%
Banco Santander SA 7.50%, 02/08/2024(c) (d)	U.S.$	1,200	1,275,144
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		320	334,205
7.50%, 07/17/2023-12/11/2023(c) (d)		1,356	1,417,296
Discover Financial Services Series D 6.125%, 06/23/2025(d)		1,667	1,797,393

			4,824,038

Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		820	842,780

			5,666,818

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		751	749,806

Total Corporates - Non-Investment Grade (cost $26,690,170)			26,134,499

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
AGL CLO 12 Ltd. Series 2021-12A, Class D 3.104% (LIBOR 3 Month + 2.85%), 07/20/2034(c) (e)	U.S.$	948	$934,036
AGL CLO 16 Ltd. Series 2021-16A, Class D 3.348% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		650	647,920
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 3.404% (LIBOR 3 Month + 3.15%), 01/20/2032(c) (e)		415	415,675
Series 2021-1A, Class A 1.454% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,111	1,111,952
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.341% (LIBOR 3 Month + 3.10%), 04/15/2034(c) (e)		1,000	989,679
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 3.154% (LIBOR 3 Month + 2.90%), 07/20/2034(c) (e)		660	652,932
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(c) (e)		400	402,070
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.191% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	880,540
Dryden CLO Ltd. Series 2020-78A, Class D 3.241% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	459,518
Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		780	779,015
Elmwood CLO Ltd. Series 2021-2A, Class D 3.204% (LIBOR 3 Month + 2.95%), 07/20/2034(c) (e)		1,065	1,056,817
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.148% (LIBOR 3 Month + 2.90%), 07/19/2034(c) (e)		1,120	1,120,076
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.324% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,077	1,074,692

	Principal Amount (000)		U.S. $ Value

Magnetite CLO Ltd. Series 2020-26A, Class A1R 1.378% (LIBOR 3 Month + 1.12%), 07/25/2034(c) (e)	U.S.$	2,348	$2,348,588
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 3.041% (LIBOR 3 Month + 2.80%), 07/16/2035(c) (e)		1,295	1,269,889
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.371% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (e)		1,354	1,355,722
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 1.311% (LIBOR 3 Month + 1.18%), 10/20/2034(c) (e)		500	500,465
OCP CLO Ltd. Series 2020-18A, Class AR 1.344% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)		1,424	1,424,558
Pikes Peak CLO 8 Series 2021-8A, Class A 1.424% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,450	1,451,269
Rad CLO 7 Ltd. Series 2020-7A, Class C 2.241% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	400,288
Regatta XX Funding Ltd. Series 2021-2A, Class D 3.341% (LIBOR 3 Month + 3.10%), 10/15/2034(c) (e)		1,425	1,425,350
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		500	498,035
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	330,173

Total Collateralized Loan Obligations (cost $21,600,127)			21,529,259

MORTGAGE PASS-THROUGHS – 1.6%
Agency Fixed Rate 30-Year – 1.6%
Uniform Mortgage-Backed Security
Series 2022
2.50%, 02/01/2052, TBA		7,341	7,331,250
3.00%, 03/01/2052, TBA		11,765	11,992,947

Total Mortgage Pass-Throughs (cost $19,339,822)			19,324,197

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)	U.S.$	379	$393,402
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		262	251,487

			644,889

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		942	889,907
Embraer Netherlands Finance BV
5.40%, 02/01/2027		590	603,644
6.95%, 01/17/2028(c)		384	415,200
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		270	1,623

			1,910,374

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	396,043

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		483	435,907

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		327	326,448
Natura Cosmeticos SA 4.125%, 05/03/2028(c)		583	566,049
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	550	598,125
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (g) (j) (k) (l)	U.S.$	655	66

			1,490,688

			4,877,901

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		89	90,298

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (m)		238	9,721

Total Emerging Markets - Corporate Bonds (cost $5,906,252)			4,977,920

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York NY Series 2021-D 1.923%, 08/01/2031	U.S.$	775	$736,593
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		660	658,496
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		903	919,855
University of California Series 2021-B 3.071%, 05/15/2051		1,465	1,416,605

Total Local Governments - US Municipal Bonds (cost $3,792,197)			3,731,549

EMERGING MARKETS - SOVEREIGNS – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c)		1,213	1,190,105

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(c)		1,259	1,060,707

Total Emerging Markets - Sovereigns (cost $2,447,411)			2,250,812

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		435	453,535

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,089	1,015,016
Petroleos Mexicanos 6.75%, 09/21/2047		420	358,260

			1,373,276

Total Quasi-Sovereigns (cost $1,889,842)			1,826,811

GOVERNMENTS - TREASURIES – 0.1%
Malaysia – 0.1%
Malaysia Government Bond Series 117 3.882%, 03/10/2022 (cost $1,586,376)	MYR	6,633	1,587,945

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	248	212,551

	Principal Amount (000)		U.S. $ Value

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025(c)	U.S.$	398	$416,308

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(c)		733	752,791

Total Governments - Sovereign Bonds (cost $1,376,428)			1,381,650

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Preference Shares)(f) (j) (k) (n) (cost $1,427,910)		1,428	1,290,493

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.00%(o) (p) (q) (cost $26,809,441)		26,809,441	26,809,441

Total Investments – 110.7% (cost $1,331,077,551)(r)			1,340,244,519
Other assets less liabilities – (10.7)%			(130,019,731)

Net Assets – 100.0%			$1,210,224,788

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	554	March 2022	$120,027,563	$(792,659)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	34	March 2022	4,052,906	59,723
U.S. T-Note 10 Yr (CBT) Futures	57	March 2022	8,141,203	101,955
U.S. Ultra Bond (CBT) Futures	7	March 2022	1,322,563	4,654

				$(626,327)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	10,929	RUB	816,759	03/02/2022	$(453,840)
Citibank, NA	RUB	854,846	USD	11,010	03/02/2022	47,022
Deutsche Bank AG	EUR	965	USD	1,115	02/10/2022	31,346

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SEK	10,867	USD	1,175	03/24/2022	$9,324
Goldman Sachs Bank USA	MYR	7,213	USD	1,699	06/16/2022	(18,599)
HSBC Bank USA	AUD	1,995	USD	1,441	02/08/2022	30,475
JPMorgan Chase Bank, NA	SEK	264,956	USD	29,073	03/24/2022	643,750
Morgan Stanley Capital Services, Inc.	AUD	27,347	USD	20,218	02/08/2022	882,163
Morgan Stanley Capital Services, Inc.	CAD	32,676	USD	25,961	02/10/2022	254,599
Morgan Stanley Capital Services, Inc.	EUR	5,803	USD	6,545	02/10/2022	23,313
Morgan Stanley Capital Services, Inc.	USD	2,398	CAD	3,031	02/10/2022	(13,927)
Morgan Stanley Capital Services, Inc.	USD	658	RUB	49,464	03/02/2022	(23,688)
Natwest Markets PLC	AUD	1,175	USD	835	02/08/2022	4,716
State Street Bank & Trust Co.	AUD	3,274	USD	2,389	02/08/2022	73,758
State Street Bank & Trust Co.	CAD	1,393	USD	1,100	02/10/2022	4,108
State Street Bank & Trust Co.	CAD	1,449	USD	1,121	02/10/2022	(18,583)
State Street Bank & Trust Co.	EUR	696	USD	788	02/10/2022	6,799
State Street Bank & Trust Co.	USD	320	EUR	283	02/10/2022	(1,641)

						$1,481,095

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.38%	USD	10,500	$(783,572)	$(754,626)	$(28,946)
CDX-NAIG Series 37, 5 Year Index, 12/20/2026*	(1.00)	Quarterly	0.60	USD	115,612	(2,296,305)	(2,512,575)	216,270

						$(3,079,877)	$(3,267,201)	$187,324

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	64,600	02/26/2022	CPI#	1.440%	Maturity	$(3,596,801)	$—	$(3,596,801)
USD	38,550	02/28/2022	CPI#	1.352%	Maturity	(2,217,807)	—	(2,217,807)
USD	21,500	07/15/2022	1.851%	CPI#	Maturity	1,317,023	—	1,317,023
USD	12,000	07/15/2022	1.850%	CPI#	Maturity	735,715	—	735,715
USD	11,250	07/15/2022	1.575%	CPI#	Maturity	766,517	—	766,517
USD	9,450	07/15/2022	1.758%	CPI#	Maturity	616,202	—	616,202
USD	4,500	07/15/2022	1.484%	CPI#	Maturity	319,248	—	319,248

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	$617,891	$—	$617,891
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	268,933	—	268,933
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	6,382,439	—	6,382,439
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	3,930,079	—	3,930,079
USD	11,250	01/15/2028	2.799%	CPI#	Maturity	530,841	—	530,841
USD	10,500	04/15/2028	3.010%	CPI#	Maturity	290,830	—	290,830

						$9,961,110	$—	$9,961,110

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	217,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(465,532)	$143	$(465,675)
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	(38,903)	—	(38,903)
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	(74,402)	—	(74,402)
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	20,624	—	20,624
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,838)	—	(2,838)
USD	1,080	11/09/2026	1.671%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,605)	—	(3,605)
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(310,594)	—	(310,594)
USD	20,920	06/05/2027	0.557%	3 Month LIBOR	Semi-Annual/ Quarterly	1,237,041	—	1,237,041
USD	715	07/12/2027	2.354%	3 Month LIBOR	Semi-Annual/ Quarterly	(24,463)	—	(24,463)
USD	5,395	06/04/2029	2.149%	3 Month LIBOR	Semi-Annual/ Quarterly	(145,764)	—	(145,764)
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	34,316	—	34,316
USD	40,300	05/21/2031	1.616%	3 Month LIBOR	Semi-Annual/ Quarterly	647,533	—	647,533
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	(133,901)	—	(133,901)

						$739,512	$143	$739,369

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	6.37%	USD	1,683	$180,782	$111,739	$69,043
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	1,367	146,838	93,929	52,909
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	1,367	146,839	97,241	49,598
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	683	73,365	51,601	21,764
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	346	37,167	22,352	14,815
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	346	37,167	22,352	14,815
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	328	35,233	21,664	13,569
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	67	7,197	12,905	(5,708)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	68	7,304	13,551	(6,247)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	707	75,943	138,989	(63,046)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	708	76,051	139,293	(63,242)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	1,341	144,046	260,644	(116,598)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	2,682	288,092	531,121	(243,029)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	664	71,324	112,594	(41,270)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	6.37%	USD	288	$30,935	$56,802	$(25,867)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	354	38,025	67,148	(29,123)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	6.37	USD	708	76,051	141,287	(65,236)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(2,230)	(1,377)	(853)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(2,230)	(1,101)	(1,129)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(3,221)	(1,256)	(1,965)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,690)	(3,821)	(2,869)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,689)	(3,481)	(3,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25	(6,194)	(2,863)	(3,331)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(9,167)	(4,458)	(4,709)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	43	(10,654)	(5,352)	(5,302)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	43	(10,654)	(5,181)	(5,473)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60	(14,867)	(7,230)	(7,637)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60	(14,866)	(6,523)	(8,343)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	92	(22,795)	(10,813)	(11,982)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	87	$(21,557)	$(9,459)	$(12,098)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	121	(29,981)	(12,612)	(17,369)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,145	(98,826)	(24,226)	(74,600)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,239)	(593)	(646)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	122	(30,229)	(14,122)	(16,107)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	139	(34,441)	(16,378)	(18,063)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(32,211)	(10,012)	(22,199)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	226	(55,997)	(31,841)	(24,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	138	(34,193)	(9,061)	(25,132)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	169	(41,874)	(13,292)	(28,582)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,434)	(3,340)	(4,094)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	130	(32,211)	(15,557)	(16,654)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	150	(37,167)	(17,951)	(19,216)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	217	(53,768)	(23,573)	(30,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	218	(54,015)	(23,672)	(30,343)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	435	$(108,030)	$(29,706)	$(78,324)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	661	(164,028)	(44,063)	(119,965)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	713	(176,912)	(38,921)	(137,991)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,717)	(2,164)	(1,553)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,717)	(1,277)	(2,440)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,690)	(3,288)	(3,402)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,433)	(2,814)	(4,619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,434)	(2,601)	(4,833)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	59	(14,619)	(6,049)	(8,570)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	166	(41,131)	(16,796)	(24,335)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	178	(44,104)	(14,607)	(29,497)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	370	(91,925)	(57,588)	(34,337)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	321	(79,783)	(41,618)	(38,165)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	516	(128,100)	(81,405)	(46,695)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	597	(148,171)	(87,301)	(60,870)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	998	(247,776)	(125,731)	(122,045)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,298	$(322,109)	$(145,829)	$(176,280)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(6,938)	(2,594)	(4,344)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(7,433)	(2,780)	(4,653)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	118	(29,237)	(14,300)	(14,937)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	122	(30,229)	(11,273)	(18,956)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	241	(59,715)	(28,317)	(31,398)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	690	(171,213)	(80,479)	(90,734)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,098	(272,554)	(154,389)	(118,165)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	191	(47,325)	(12,791)	(34,534)

						$(1,423,364)	$607,386	$(2,030,750)

*	Termination date.

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$1,702,215	$—	$1,702,215

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$(91,162)	$—	$(91,162)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2022
HSBC Securities (USA), Inc.†	0.08%	-	$97,485,352
HSBC Securities (USA), Inc.†	0.08%	-	11,501,102
JPMorgan Chase Bank†	0.12%	-	5,974,064
JPMorgan Chase Bank†	0.12%	-	8,750,564

			$123,711,082

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$123,711,082	$0	$0	$0	$123,711,082

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $188,662,783 or 15.6% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$330,449	$326,772	0.03%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	687,458	678,732	0.06%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	41,009	40,077	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,142,835	1,076,439	0.09%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.056%, 11/15/2026	11/16/2015	146,875	135,522	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.458%, 02/27/2023	11/02/2000	235,745	236,054	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	08/02/2018	89,000	90,298	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	66	0.00%

(h)	IO - Interest Only.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2022.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$1,427,910	$1,290,493	0.11%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,517,642 and gross unrealized depreciation of investments was $(24,027,800), resulting in net unrealized appreciation of $20,489,842.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$970,285,935	$—	$970,285,935
Corporates - Investment Grade	—	118,234,745	—	118,234,745
Commercial Mortgage-Backed Securities	—	54,566,253	1,045,581	55,611,834
Collateralized Mortgage Obligations	—	45,661,757	—	45,661,757
Asset-Backed Securities	—	37,632,190	1,973,482	39,605,672
Corporates - Non-Investment Grade	—	26,134,499	—	26,134,499
Collateralized Loan Obligations	—	21,529,259	—	21,529,259
Mortgage Pass-Throughs	—	19,324,197	—	19,324,197
Emerging Markets - Corporate Bonds	—	4,977,854	66	4,977,920
Local Governments - US Municipal Bonds	—	3,731,549	—	3,731,549
Emerging Markets - Sovereigns	—	2,250,812	—	2,250,812
Quasi-Sovereigns	—	1,826,811	—	1,826,811
Governments - Treasuries	—	1,587,945	—	1,587,945
Governments - Sovereign Bonds	—	1,381,650	—	1,381,650
Common Stocks	—	—	1,290,493	1,290,493
Short-Term Investments	26,809,441	—	—	26,809,441

Total Investments in Securities	26,809,441	1,309,125,456	4,309,622	1,340,244,519
Other Financial Instruments(a):
Assets:
Futures	166,332	—	—	166,332
Forward Currency Exchange Contracts	—	2,011,373	—	2,011,373
Centrally Cleared Inflation (CPI) Swaps	—	15,775,718	—	15,775,718
Centrally Cleared Interest Rate Swaps	—	1,939,514	—	1,939,514
Credit Default Swaps	—	1,472,359	—	1,472,359
Inflation (CPI) Swaps	—	1,702,215	—	1,702,215
Liabilities:
Futures	(792,659)	—	—	(792,659)
Forward Currency Exchange Contracts	—	(530,278)	—	(530,278)

Centrally Cleared Credit Default Swaps	—	(3,079,877)	—	(3,079,877)
Centrally Cleared Inflation (CPI) Swaps	—	(5,814,608)	—	(5,814,608)
Centrally Cleared Interest Rate Swaps	—	(1,200,002)	—	(1,200,002)
Credit Default Swaps	—	(2,895,723)	—	(2,895,723)
Interest Rate Swaps	—	(91,162)	—	(91,162)
Reverse Repurchase Agreements	(123,711,082)	—	—	(123,711,082)

Total	$(97,527,968)	$1,318,414,985	$4,309,622	$1,225,196,639

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,433	$181,845	$202,469	$26,809	$0	**

**	Amount less than $500.